Document and Entity Information	Jul. 27, 2020
Prospectus:
Document Type	497
Document Period End Date	Jul. 27, 2020
Entity Registrant Name	SEI INSTITUTIONAL INTERNATIONAL TRUST
Entity Central Index Key	0000835597
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 27, 2020
Document Effective Date	Jul. 27, 2020
Prospectus Date	Jan. 31, 2020
Class F Prospectus | SIT EMERGING MARKETS EQUITY FUND | SIT EMERGING MARKETS EQUITY FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SIEMX
Class Y Prospectus | SIT EMERGING MARKETS EQUITY FUND | Class Y
Prospectus:
Trading Symbol	SEQFX